Offerings - Offering: 1	Sep. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.0096 per share
Amount Registered | shares	25,000,000
Proposed Maximum Offering Price per Unit	0.282
Maximum Aggregate Offering Price	$ 7,050,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 973.61
Offering Note	(a) The securities are being registered solely in connection with the resale of ordinary shares, par value $0.0096 per share (the "Ordinary Shares"), of BAOSHENG MEDIA GROUP HOLDINGS LIMITED (the "Company") by the selling shareholders named in this registration statement. (b) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Company's ordinary shares as reported on the applicable exchange within five business days prior to the filing of this Registration Statement, which was $0.282 per share on September 2, 2026. Pursuant to Rule 416 under the Securities Act, the Company is also registering an indeterminate number of additional ordinary shares as may become issuable by reason of any share dividends, share splits, recapitalizations or other similar transactions.